Nature of Operations - Additional Information (Detail) $ in Thousands		12 Months Ended
	Aug. 03, 2018	Dec. 31, 2019 USD ($)	Jan. 28, 2019	Dec. 31, 2018 USD ($)	Aug. 21, 2018	Dec. 31, 2017 USD ($)
Nature of Operations [Line Items]
Cash and cash equivalents		$ 67,716		$ 60,822		$ 62,958
Working capital		16,700		17,400
Undrawn debt facilities		$ 29,700		$ 10,000
Koricancha Mill Joint Venture [member]
Nature of Operations [Line Items]
Ownership interest in joint venture sold					83.00%
Solaris Resources Inc [member]
Nature of Operations [Line Items]
Ownership interest in subsidiary	60.00%	30.00%
Leagold Mining Corporation [member]
Nature of Operations [Line Items]
Business combination shares issued		0.331	0.331